CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		111 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Sales					$ 18,500
Cost of Sales					(18,032)
Gross Profit					468
General and administrative	136,270	892,567	496,829	1,691,013	7,577,672
Depreciation	1,113	1,113	3,338	5,194	19,805
Research and development					226,108
Total expenses	137,383	893,680	500,167	1,696,207	7,823,585
Income (loss) from operations	(137,383)	(893,680)	(500,167)	(1,696,207)	(7,823,117)
Interest expense	(33,202)	(55,910)	(107,799)	(239,526)	(474,440)
Other income (expense)					(130,795)
Net income (loss) before income taxes	(170,585)	(949,590)	(607,966)	(1,935,733)	(8,428,352)
Net income (loss) after income taxes	$ (170,585)	$ (949,590)	$ (607,966)	$ (1,935,733)	$ (8,428,352)
Weighted Average Shares Outstanding - basic	145,557,217	64,743,228	135,691,158	52,087,800
Weighted Average Shares Outstanding - diluted	145,557,217	64,743,228	135,691,158	52,087,800
Continuing Operations		$ (0.01)		$ (0.04)
Net Income (Loss)		$ (0.01)		$ (0.04)